Investment in Master Trust - Schedule of Master Trust’s Assets at Fair Value (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	$ 520,933,460	$ 450,960,939
Mutual funds [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	492,178,626	420,451,141
Money market funds [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	21,576,089	19,461,529
Diageo common stock fund [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	7,178,745	11,048,269
Level 1 [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	520,933,460	450,960,939
Level 1 [Member] | Mutual funds [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	492,178,626	420,451,141
Level 1 [Member] | Money market funds [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	21,576,089	19,461,529
Level 1 [Member] | Diageo common stock fund [Member]
Schedule of Master Trust’s Assets at Fair Value [Line Items]
Master Trust’s assets at fair value	$ 7,178,745	$ 11,048,269